Leases (FY) (Details) $ in Thousands					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 04, 2024 USD ($) ft²	Feb. 20, 2024 USD ($) ft²	Sep. 29, 2023 USD ($) ft²	Aug. 07, 2023 USD ($) ft²	Apr. 30, 2026	Jan. 31, 2025	Jun. 30, 2026 USD ($) ft² item	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) ft² item	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) ft² item	Dec. 31, 2024 USD ($)
Lessee, Lease, Description [Line Items]
Sublease Income							$ 225	$ 363	$ 580	$ 730	$ 1,467	$ 987
Impairment of long-lived assets										2,637	6,145	5,233
Impairment expenses for right of use assets							$ 0	$ 0	$ 0	$ 0	2,633	2,516
Impairment expenses for property and equipment											3,373	2,279
Impairment of certain other assets											139	438
Future minimum lease payments
2026											3,757
2027											3,863
2028											3,973
2029											4,085
2030											4,200
Thereafter											17,421
Total undiscounted lease payments											37,299
Less: imputed interest											(13,289)
Total lease liabilities											$ 24,010
Employee Severance
Lessee, Lease, Description [Line Items]
Number of positions eliminated, period percent					75.00%	55.00%
Operating leases for office space
Lessee, Lease, Description [Line Items]
Area leased | ft²							37,000		37,000		37,000
Option to extend lease									true		true
Number of extension terms | item							2		2		2
Renewal term of lease							5 years		5 years		5 years
Option to terminate lease											true
Notice Period for termination lease											15 months
Sublease Agreement A
Lessee, Lease, Description [Line Items]
Area leased | ft²				8,000
Option to extend lease				true
Sublease Income				$ 100
Annual increase in sublease rent (as a percent)				2.75%
Sublease Agreement B
Lessee, Lease, Description [Line Items]
Area leased | ft²			29,000
Option to extend lease			true
Sublease Income			$ 900
1835 market street sublease agreement
Lessee, Lease, Description [Line Items]
Area leased | ft²		16,000
Option to extend lease		true
Sublease Income		$ 300
Term of Contract		18 months
Operating leases for laboratory space
Lessee, Lease, Description [Line Items]
Option to terminate lease											true
Notice Period for termination lease											12 months
Sublease Agreement C
Lessee, Lease, Description [Line Items]
Area Subleased | ft²	3,200
Subleased area of land	5.00%
Area leased | ft²	62,000
Sublease Income	$ 100
Annual increase in sublease rent (as a percent)	2.50%
Impairment of long-lived assets											$ 3,500	5,200
Impairment expenses for right of use assets											2,600	2,500
Impairment expenses for property and equipment												2,300
Impairment of certain other assets												$ 400
Impairment of leasehold improvements											$ 900
Maximum | Operating leases for laboratory space
Lessee, Lease, Description [Line Items]
Number of extension terms | item							2		2		2
Extended term of new lease agreement									5 years		5 years